Filed pursuant to Rule 497(e)
Registration Nos. 333-86348; 811-21079

Hatteras Alpha Hedged Strategies Fund
Hatteras Hedged Strategies Fund
Hatteras Long/Short Equity Fund

each a series of Hatteras Alternative Mutual Funds Trust

No Load | Class A | Class C | Institutional Class

October 1, 2014

Supplement to the Prospectuses and
Statement of Additional Information (“SAI”)
dated April 30, 2014, as previously supplemented

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

Addition of Sub-Advisors

The following information supplements the sections titled “Investment Sub-Advisors to Underlying Funds” beginning on page 41 of the Prospectus for Hatteras Alpha Hedged Strategies Fund and Hatteras Long/Short Equity Fund (the “Combined Prospectus”) and page 10 of the Prospectus for Hatteras Hedged Strategies Fund (the “Hedged Prospectus”).

Lorem Ipsum Management, LLC
Blue Jay Capital Management, LLC

Effective immediately, the Board of Trustees has appointed Lorem Ipsum Management, LLC (“Lorem Ipsum”) and Blue Jay Capital Management, LLC (“Blue Jay”) as Sub-Advisors to the Underlying Funds Trust to manage a portion of the Underlying Funds’ assets.  The appointment of Lorem Ipsum and Blue Jay does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new Sub-Advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Additionally, the sections on pages 69–73 of the Combined Prospectus, pages 23–27 of the Hedged Prospectus and pages 37–41 of the SAI, describing the sub-advisors to the Underlying Funds, are amended to add the following:

Lorem Ipsum Management, LLC
The Advisor has entered into a Sub-Advisory Agreement with Lorem Ipsum Management, LLC (“Lorem Ipsum”) to manage a portion of the Long/Short Equity Portfolio.  Lorem Ipsum is located at 114 West 47th Street, 17th Floor, New York, New York 10036 and is a registered investment adviser. Lorem Ipsum provides investment advisory services to pooled investment vehicles and investment companies.

Blue Jay Capital Management, LLC
The Advisor has entered into a Sub-Advisory Agreement with Blue Jay Capital Management, LLC (“Blue Jay”) to manage a portion of the Long/Short Equity Portfolio.  Blue Jay is located at 2121 Avenue Of The Stars, Suite 2420, Los Angeles, CA 90067 and is a registered investment adviser. Blue Jay provides investment advisory services to pooled investment vehicles and investment companies.

Please retain this Supplement with your
Prospectuses and SAI for future reference.

Hatteras Alpha Hedged Strategies Fund
Hatteras Managed Futures Strategies Fund

each a series of Hatteras Alternative Mutual Funds Trust (the “Trust”)

No Load | Class A | Class C | Institutional Class

October 1, 2014

Supplement to the Prospectus and
Statement of Additional Information (“SAI”)
dated April 30, 2014, as previously supplemented

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

The Trust previously filed a supplement to the Prospectus for Hatteras Alpha Hedged Strategies Fund and Hatteras Managed Futures Strategies Fund and the SAI dated September 11, 2014 (the “Prior Supplement”) to notify shareholders that the Trading Agreement with Revolution Capital Management, LLC (“Revolution”), a Trading Advisor to the Underlying Funds Trust that previously managed a portion of the Underlying Funds’ assets, had been terminated as a result of a change in control of Revolution.

Effective immediately, the Board of Trustees has reappointed Revolution as Trading Advisor to the Underlying Funds Trust to manage a portion of the Underlying Funds’ assets.  The reappointment of Revolution does not require shareholder approval under the terms of the exemptive order issued to the Trust by the SEC.  The exemptive order permits the Advisor to hire new Trading Advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

As a result of the Board of Trustees reappointing Revolution as Trading Advisor to the Underlying Funds Trust, the Prior Supplement is hereby rescinded and the Prior Supplement and this Supplement may be disregarded in their entirety.

Please retain this Supplement with your
Prospectus and SAI for future reference.